UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: _8/31/14

Item 1. Schedule of Investments.

Franklin Fund Allocator Series

Statement of Investments, August 31, 2014 (unaudited)

Franklin Multi-Asset Real Return Fund	Shares/Units			Value
Investments in Underlying Funds and Exchange Traded Funds 86.8%
Alternative Strategies 20.1%
[a]Franklin K2 Alternative Strategies Fund, Class R6	118,648			$1,280,796
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	360,436			3,258,338
				4,539,134
Domestic Equity 14.4%
[a,b]Franklin Gold and Precious Metals Fund, Class R6	9,770			208,888
[a]Franklin Growth Fund, Class R6	10,731			768,243
[a,b]Franklin Growth Opportunities Fund, Class R6	6,472			214,093
[a]Franklin MicroCap Value Fund, Class R6	6,064			243,484
[a]Franklin Mutual Shares Fund, Class R6	8,143			250,735
[a]Franklin Natural Resources Fund, Class R6	23,037			1,009,252
[a,b]Franklin Small Cap Growth Fund, Class R6	12,015			239,450
[a]Franklin Utilities Fund, Class R6	18,091			313,331
				3,247,476
Domestic Fixed Income 21.0%
[a]Franklin Floating Rate Daily Access Fund, Class R6	50,935			466,056
[a]Franklin High Income Fund, Class R6	210,259			449,955
[a]Franklin Low Duration Total Return Fund, Class R6	94,462			959,734
[a]Franklin Strategic Income Fund, Class R6	144,263			1,536,398
[a]Franklin Total Return Fund, Class R6	52,489			536,433
[a]Franklin U.S. Government Securities Fund, Class R6	121,297			790,856
				4,739,432
Foreign Equity 18.6%
[a]Franklin Global Real Estate Fund, Class R6	62,366			552,565
[a]Franklin International Small Cap Growth Fund, Class R6	43,322			976,034
[a]Templeton Developing Markets Trust, Class R6	17,409			415,194
[a]Templeton Foreign Fund, Class R6	73,927			627,637
[a]Templeton Frontier Markets Fund, Class R6	33,777			663,378
Vanguard FTSE Europe, ETF	4,200			242,676
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	14,500			723,260
				4,200,744
Foreign Fixed Income 12.7%
[a]Franklin Emerging Market Debt Opportunities Fund	61,040			755,067
[a]Templeton China World Fund, Class R6	5,273			201,793
[a]Templeton Global Total Return Fund, Class R6	140,440			1,911,393
				2,868,253
Total Investments in Underlying Funds and Exchange Traded Funds (Cost $18,770,341)				19,595,039
	Principal Amount*
Foreign Government and Agency Securities (Cost $94,273) 0.4%
[c]Mexican Udibonos, Index Linked, 5.00%, 6/16/16	11,340	[d]	MXN	94,676
U.S. Government and Agency Securities 9.0%
[c]U.S. Treasury Bond, Index Linked,
0.125%, 4/15/17	252,851			258,807
0.375%, 7/15/23	179,198			182,460
2.125%, 2/15/41	108,817			143,903
0.75%, 2/15/42	52,730			51,670
U.S. Treasury Note,
[e] FRN, 0.075%, 1/31/16	50,000			50,007
[c] Index Linked, 1.625%, 1/15/15	156,000			156,756
[c] Index Linked, 0.125%, 4/15/16	308,766			314,218
[c] Index Linked, 2.50%, 7/15/16	117,999			126,360
[c] Index Linked, 2.375%, 1/15/17	147,708			159,386
[c] Index Linked, 0.125%, 4/15/18	247,413			252,709
[c] Index Linked, 1.125%, 1/15/21	108,936			116,910
[c] Index Linked, 0.625%, 7/15/21	211,462			221,043
Total U.S. Government and Agency Securities (Cost $2,043,468)				2,034,229

Quarterly Statement of Investments | See Notes To Statement of Investments

Franklin Fund Allocator Series

Statement of Investments, August 31, 2014 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $20,908,082)		21,723,944
	Shares

Short Term Investments (Cost $849,382) 3.7%
Money Market Funds 3.7%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	849,382	849,382
Total Investments (Cost $21,757,464) 99.9%		22,573,326
Other Assets, less Liabilities 0.1%		11,309
Net Assets 100.0%		$22,584,635

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]	See Note 4 regarding investments in Underlying Funds.
[b]	Non-income producing.
[c]	Principal amount of security is adjusted for inflation.
[d]	Principal amount is stated in 100 Unidad de Inversion Units.
[e]	The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Currency

MXN - Mexican Peso
Selected Portfolio

ETF - Exchange Traded Fund
FRN - Floating Rate Note

Franklin Fund Allocator Series

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of fourteen separate funds, and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. The Franklin Multi-Asset Real Return Fund (Fund) is included in this report. The Fund invests primarily in Franklin Templeton mutual funds (Underlying Funds).

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

Effective June 30, 2014, the Franklin Templeton Fund Allocator Series and Franklin Templeton Multi-Asset Real Return Fund were renamed Franklin Fund Allocator Series and Franklin Multi-Asset Real Return Fund, respectively.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Investments in the Underlying Funds are valued at their closing net asset value each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At August 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$21,852,988
Unrealized appreciation	$1,060,958
Unrealized depreciation	(340,620)
Net unrealized appreciation (depreciation)	$720,338

4. INVESTMENTS IN UNDERLYING FUNDS

The Fund, which is managed by Franklin Advisers, Inc. (Advisers), invests primarily in the Underlying Funds which are managed by Advisers or its affiliates. The Fund does not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in Underlying Funds for the three months ended August 31, 2014, were as follows:

									% of Underlying Fund
	Number of Shares			Number of Shares	Value at				Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment		Realized	Held at End of
Underlying Funds	of Period	Additions Reductions		Period	Period	Income		Gain (Loss)	Period
Franklin Adjustable U.S. Government Securities Fund, Class R6	38,184	102	38,286	-	-	a $	896	$(4,341)	-
Franklin Emerging Market Debt Opportunities Fund[b]	39,200	21,840	-	61,040	755,067		-	-	0.12%
Franklin Floating Rate Daily Access Fund, Class R6	72,167	531	21,763	50,935	466,056		4,816	724	0.01%
Franklin Global Real Estate Fund, Class R6	86,785	-	24,419	62,366	552,565		-	6,112	0.33%
Franklin Gold and Precious Metals Fund, Class R6	-	9,770	-	9,770	208,888		-	-	0.02%
Franklin Grow th Fund, Class R6	5,823	4,908	-	10,731	768,243		-	-	0.01%
Franklin Grow th Opportunities Fund, Class R6	9,665	-	3,193	6,472	214,093		-	1,315	0.02%
Franklin High Income Fund, Class R6	579,120	53,674	422,535	210,259	449,955		15,316	955	0.01%
Franklin International Small Cap Grow th Fund, Class R6	52,191	-	8,869	43,322	976,034		-	37,966	0.05%
Franklin K2 Alternative Strategies Fund, Class R6	114,014	4,634	-	118,648	1,280,796		-	-	0.32%
Franklin Low Duration Total Return Fund, Class R6	89,153	20,058	14,749	94,462	959,734		3,746	(1,475)	0.04%
Franklin MicroCap Value Fund, Class R6	12,489	-	6,425	6,064	243,484		-	22,762	0.05%
Franklin Mutual Shares Fund, Class R6[c]	8,143	-	-	8,143	250,735		-	-	0.00%	d
Franklin Natural Resources Fund, Class R6	21,914	1,123	-	23,037	1,009,252		-	-	0.11%
Franklin Pelagos Commodities Strategy Fund, Class R6	350,073	10,363	-	360,436	3,258,338		-	-	4.87%
Franklin Small Cap Grow th Fund, Class R6	14,623	-	2,608	12,015	239,450		-	130	0.01%
Franklin Strategic Income Fund, Class R6	149,291	13,751	18,779	144,263	1,536,398		16,939	(2,858)	0.02%
Franklin Total Return Fund, Class R6	-	52,489	-	52,489	536,433		1,089	-	0.01%
Franklin U.S. Government Securities Fund, Class R6	66,748	54,549	-	121,297	790,856		6,119	-	0.01%
Franklin Utilities Fund, Class R6	24,707	187	6,803	18,091	313,331		3,118	225	0.01%
Institutional Fiduciary Trust Money Market Portfolio	697,824	2,175,393	2,023,835	849,382	849,382		-	-	0.00%	d
Templeton China World Fund, Class R6	-	5,273	-	5,273	201,793		-	-	0.03%
Templeton Developing Markets Trust, Class R6	8,989	8,420	-	17,409	415,194		-	-	0.02%
Templeton Foreign Fund, Class R6	79,788	5,876	11,737	73,927	627,637		-	105	0.01%
Templeton Frontier Markets Fund, Class R6	54,373	-	20,596	33,777	663,378		-	47,469	0.04%
Templeton Global Total Return Fund, Class R6	117,258	23,182	-	140,440	1,911,393		16,847	-	0.02%
Total					$19,478,485		$68,886	$109,089

aAs of December 31, 2013, no longer held by the fund.
bEffective June 30, 2014, the Franklin Templeton Emerging Market Debt Opportunities Fund w as renamed the Franklin Emerging Market Debt Opportunities Fund.
cEffective June 30, 2014, the Mutual Shares Fund w as renamed the Franklin Mutual Shares Fund.
dRounds to less than 0.01%.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Investments in Underlying Funds and
Exchange Traded Funds[a]	$19,595,039	$-	$	- $	19,595,039
Foreign Government and Agency Securities	-	94,676		-	94,676
U.S. Government and Agency Securities	-	2,034,229		-	2,034,229
Short Term Investments	849,382	-		-	849,382
Total Investments in Securities	$20,444,421	$2,128,905	$	- $	22,573,326

[a]For detailed Underlying Fund and ETF categories, see the accompanying Statement of Investments.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 24, 2014

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  October 24, 2014